UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01435
AMCAP Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
February 28 or 29
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class A
| AMCPX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund

(the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class C
| AMPCX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the
fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class T
| TAMCX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-1
| AMPFX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F
1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-2
| AMCFX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund

(the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the
fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class F-3
| FMACX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 18	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-A
| CAFAX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-C
| CAFCX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us a
t
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 77	1.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-E
| CAFEX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 49	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net
assets
)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the
fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-T
| TACMX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 24	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-1
| CAFFX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-2
| FMMMX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us a
t
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23	0.43% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class 529-F-3
| FMCMX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-1
| RAFAX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 75	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2
| RAFBX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 75	1.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-2E
| RAEBX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us a
t
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 60	1.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-3
| RAFCX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52	0.97% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-4
| RAFEX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5E
| RAEFX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us a
t
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-5
| RAFFX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us a
t
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-002-1025 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
AMCAP Fund
®
Class R-6
| RAFGX
for the six months ended August 31, 2025
This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting
us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 18	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-002-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMCAP Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended August 31, 2025
Lit. No. MFGEFP2-002-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025unaudited

Common stocks 96.90%	Shares	Value (000)
Information technology 33.29%
Microsoft Corp.	13,857,449	$7,021,431
Broadcom, Inc.	20,327,240	6,045,118
NVIDIA Corp.	32,403,102	5,643,972
Apple, Inc.	9,213,943	2,138,925
Taiwan Semiconductor Manufacturing Co., Ltd.	43,383,983	1,633,351
Salesforce, Inc.	4,416,499	1,131,728
Shopify, Inc., Class A, subordinate voting shares (a)	5,948,033	840,338
Synopsys, Inc. (a)	1,243,755	750,631
Arista Networks, Inc. (a)	4,553,136	621,731
Oracle Corp.	2,341,900	529,574
ASML Holding NV	711,513	528,546
ServiceNow, Inc. (a)	524,392	481,109
Accenture PLC, Class A	1,519,505	395,026
Texas Instruments, Inc.	1,687,748	341,735
SAP SE	1,230,645	334,610
Entegris, Inc.	3,785,411	316,990
CrowdStrike Holdings, Inc., Class A (a)	687,912	291,468
KLA Corp.	316,172	275,702
Fair Isaac Corp. (a)	170,075	258,793
Micron Technology, Inc.	1,939,236	230,788
Constellation Software, Inc.	65,565	217,237
AppLovin Corp., Class A (a)	441,307	211,205
Applied Materials, Inc.	1,248,403	200,693
Atlassian Corp., Class A (a)	768,479	136,620
Palo Alto Networks, Inc. (a)	574,482	109,450
Fabrinet, non-registered shares (a)	307,345	101,820
Lattice Semiconductor Corp. (a)	1,477,802	98,097
ServiceTitan, Inc., Class A (a)	902,350	96,759
Amphenol Corp., Class A	783,374	85,278
Advanced Micro Devices, Inc. (a)	507,784	82,581
Intuit, Inc.	112,509	75,044
Lam Research Corp.	686,006	68,704
Figma, Inc. (a)(b)	967,700	68,010
Adobe, Inc. (a)	132,790	47,366
Palantir Technologies, Inc., Class A (a)	271,316	42,518
Guidewire Software, Inc. (a)	164,390	35,676
Autodesk, Inc. (a)	98,790	31,089
Analog Devices, Inc.	111,513	28,024
Stripe, Inc., Class B (a)(c)(d)	217,774	7,731
		31,555,468

Consumer discretionary 15.46%
Amazon.com, Inc. (a)	22,297,709	5,106,175
MercadoLibre, Inc. (a)	566,417	1,400,698
TopBuild Corp. (a)(e)	2,376,303	999,853
Viking Holdings, Ltd. (a)	14,670,361	933,328
Royal Caribbean Cruises, Ltd.	2,495,012	906,238
Burlington Stores, Inc. (a)	2,300,802	668,797
Hilton Worldwide Holdings, Inc.	2,097,791	579,116
Tesla, Inc. (a)	1,352,953	451,711
NVR, Inc. (a)	52,058	422,589
Flutter Entertainment PLC (a)	1,277,511	392,413
Carvana Co., Class A (a)	866,057	322,104
Chipotle Mexican Grill, Inc. (a)	7,517,621	316,793
DoorDash, Inc., Class A (a)	1,230,140	301,692
Starbucks Corp.	3,313,981	292,260
CAVA Group, Inc. (a)(b)	3,828,910	258,643
Moncler SpA	3,463,851	201,186
Hermes International	70,036	171,203
Churchill Downs, Inc.	1,608,629	166,863
adidas AG	818,963	159,654
Home Depot, Inc.	353,635	143,848
Booking Holdings, Inc.	21,893	122,580

1	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Floor & Decor Holdings, Inc., Class A (a)	1,311,118	$107,407
Tractor Supply Co.	1,454,896	89,854
Lowe’s Cos., Inc.	317,845	82,023
TJX Cos., Inc. (The)	428,467	58,533
		14,655,561

Industrials 12.71%
TransDigm Group, Inc.	1,797,873	2,515,008
Uber Technologies, Inc. (a)	13,147,187	1,232,549
General Electric Co.	3,389,771	932,865
United Rentals, Inc.	899,959	860,667
Carrier Global Corp.	10,577,962	689,683
Ingersoll-Rand, Inc.	7,287,095	578,814
RTX Corp.	3,414,944	541,610
XPO, Inc. (a)	4,107,428	532,733
Copart, Inc. (a)	9,607,701	468,952
FTAI Aviation, Ltd.	2,886,837	444,140
Ferguson Enterprises, Inc.	1,543,539	356,789
ATI, Inc. (a)	3,628,868	281,382
Howmet Aerospace, Inc.	1,349,530	234,953
nVent Electric PLC	2,512,667	227,120
Delta Air Lines, Inc.	3,497,080	216,050
Armstrong World Industries, Inc.	1,086,018	212,610
GE Vernova, Inc.	330,312	202,471
Northrop Grumman Corp.	337,541	199,163
Safran SA	498,089	164,935
UL Solutions, Inc., Class A (b)	2,219,830	140,227
Saia, Inc. (a)	471,502	139,781
Lennox International, Inc.	237,749	132,631
ITT, Inc.	714,464	121,637
Honeywell International, Inc.	442,071	97,035
Rolls-Royce Holdings PLC	6,279,737	90,749
Dayforce, Inc. (a)	1,238,194	86,389
Caterpillar, Inc.	205,004	85,905
Automatic Data Processing, Inc.	248,118	75,440
Deere & Co.	135,409	64,812
Equifax, Inc.	202,777	49,944
Advanced Drainage Systems, Inc.	269,286	38,769
Waste Management, Inc.	128,345	29,056
Willscot Holdings Corp., Class A	26,936	653
		12,045,522

Communication services 10.58%
Alphabet, Inc., Class A	15,409,994	3,280,942
Alphabet, Inc., Class C	6,363,496	1,358,797
Meta Platforms, Inc., Class A	4,438,151	3,278,462
Netflix, Inc. (a)	1,315,778	1,589,789
Charter Communications, Inc., Class A (a)	989,708	262,847
T-Mobile US, Inc.	530,018	133,559
ROBLOX Corp., Class A (a)	521,751	65,005
Live Nation Entertainment, Inc. (a)	251,060	41,799
Electronic Arts, Inc.	115,499	19,860
		10,031,060

Health care 10.48%
Eli Lilly and Co.	3,934,847	2,882,590
Vertex Pharmaceuticals, Inc. (a)	3,703,064	1,447,972
Alnylam Pharmaceuticals, Inc. (a)	2,401,920	1,072,481
Thermo Fisher Scientific, Inc.	1,121,336	552,505
Abbott Laboratories	3,641,584	483,093
IDEXX Laboratories, Inc. (a)	661,021	427,740
UnitedHealth Group, Inc.	1,318,115	408,444
Amgen, Inc.	1,398,494	402,361
Danaher Corp.	1,706,530	351,238

AMCAP Fund	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Stryker Corp.	887,973	$347,562
Insulet Corp. (a)	843,109	286,556
AstraZeneca PLC	1,689,144	270,036
Elevance Health, Inc.	555,568	177,032
Humana, Inc.	467,883	142,077
Regeneron Pharmaceuticals, Inc.	241,787	140,406
Intuitive Surgical, Inc. (a)	280,593	132,803
IQVIA Holdings, Inc. (a)	656,274	125,224
Veeva Systems, Inc., Class A (a)	328,410	88,408
Mettler-Toledo International, Inc. (a)	47,118	61,302
Boston Scientific Corp. (a)	489,284	51,619
Zoetis, Inc., Class A	305,666	47,806
Royalty Pharma PLC, Class A	877,697	31,580
		9,930,835

Financials 8.70%
Mastercard, Inc., Class A	3,323,903	1,978,686
Progressive Corp.	3,638,988	899,048
KKR & Co., Inc.	4,746,174	662,044
Visa, Inc., Class A	1,713,550	602,793
BlackRock, Inc.	365,436	411,898
Affirm Holdings, Inc., Class A (a)	4,320,523	382,193
Morgan Stanley	2,176,510	327,521
Toast, Inc., Class A (a)	6,706,879	302,480
Houlihan Lokey, Inc., Class A	1,207,884	240,671
Apollo Asset Management, Inc.	1,683,386	229,328
Marsh & McLennan Cos., Inc.	1,099,303	226,248
AIA Group, Ltd.	21,171,000	200,341
Blackstone, Inc.	1,022,482	175,253
S&P Global, Inc.	301,510	165,360
JPMorgan Chase & Co.	542,703	163,582
Aon PLC, Class A	442,045	162,230
Blue Owl Capital, Inc., Class A	8,752,979	162,105
Nu Holdings, Ltd., Class A (a)	10,000,000	148,000
Evercore, Inc., Class A	419,245	134,808
Equitable Holdings, Inc.	2,214,393	117,939
PNC Financial Services Group, Inc.	550,049	114,102
American Express Co.	299,608	99,254
Arthur J. Gallagher & Co.	310,067	93,873
Stifel Financial Corp.	534,685	61,644
Tradeweb Markets, Inc., Class A	475,347	58,639
Chubb, Ltd.	198,135	54,501
Fiserv, Inc. (a)	356,445	49,254
MSCI, Inc.	46,617	26,465
		8,250,260

Consumer staples 2.64%
Philip Morris International, Inc.	5,975,169	998,630
Costco Wholesale Corp.	477,520	450,454
Mondelez International, Inc., Class A	5,882,527	361,423
Monster Beverage Corp. (a)	4,501,523	280,940
Dollar Tree Stores, Inc. (a)	2,486,709	271,474
Constellation Brands, Inc., Class A	888,291	143,850
		2,506,771

Materials 1.43%
Linde PLC	1,596,628	763,651
Ecolab, Inc.	1,347,963	373,440
Sherwin-Williams Co.	477,054	174,520
Sika AG	176,660	41,026
		1,352,637

3	AMCAP Fund

Common stocks (continued)	Shares	Value (000)
Real estate 0.99%
CoStar Group, Inc. (a)	6,697,618	$599,370
Prologis, Inc. REIT	1,678,126	190,937
American Tower Corp. REIT	713,465	145,440
		935,747

Energy 0.42%
ConocoPhillips	2,199,519	217,686
EOG Resources, Inc.	1,002,393	125,119
Schlumberger NV	1,434,591	52,850
		395,655

Utilities 0.20%
Constellation Energy Corp.	439,280	135,290
NextEra Energy, Inc.	798,950	57,564
		192,854
Total common stocks (cost: $46,389,735,000)		91,852,370
Preferred securities 0.08%
Information technology 0.08%
Genesys Cloud Services Topco, LLC, preferred shares (c)	13,070,000	44,700
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)(d)	430,630	15,287
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	327,540	11,628
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	116,181	4,124
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	86,605	3,075
Total preferred securities (cost: $97,850,000)		78,814
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	34,745	— (f)
Short-term securities 2.98%
Money market investments 2.96%
Capital Group Central Cash Fund 4.29% (e)(g)	28,038,432	2,804,123

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.29% (e)(g)(h)	45,872	4,588
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.15% (g)(h)	3,000,000	3,000
Fidelity Investments Money Market Government Portfolio, Class I 4.21% (g)(h)	2,800,000	2,800
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.21% (g)(h)	2,741,066	2,741
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.19% (g)(h)	2,600,000	2,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.18% (g)(h)	1,700,000	1,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.18% (g)(h)	1,700,000	1,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (g)(h)	1,500,000	1,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.24% (g)(h)	1,300,000	1,300
		21,929
Total short-term securities (cost: $2,825,547,000)		2,826,052
Total investment securities 99.96% (cost: $49,313,132,000)		94,757,236
Other assets less liabilities 0.04%		37,141
Net assets 100.00%		$94,794,377

AMCAP Fund	4

Investments in affiliates (e)

	Value at 3/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.06%
Consumer discretionary 1.06%
TopBuild Corp. (a)	$730,202	$—	$2,138	$1,719	$270,070	$999,853	$—
Caesars Entertainment, Inc. (a)(i)	466,467	—	387,615	(272,613)	193,761	—	—
						999,853
Short-term securities 2.96%
Money market investments 2.96%
Capital Group Central Cash Fund 4.29% (g)	2,378,148	5,780,693	5,354,340	(506)	128	2,804,123	64,481
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.29% (g)(h)	64	4,524 (j)				4,588	— (k)
Total short-term securities						2,808,711
Total 4.02%				$(271,400)	$463,959	$3,808,564	$64,481
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)	9/29/2023	$9,682	$15,287	0.02%
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	7,055	11,628	0.01
Stripe, Inc., Class B (a)(c)	5/6/2021-8/24/2023	8,431	7,731	0.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	2,502	4,124	0.00 (l)
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	3,475	3,075	0.00 (l)
Total		$31,145	$41,845	0.04%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 8/31/2025.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer held at 8/31/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	AMCAP Fund

Financial statements
Statement of assets and liabilities at August 31, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $25,778 of investment securities on loan):
Unaffiliated issuers (cost: $46,143,769)	$90,948,672
Affiliated issuers (cost: $3,169,363)	3,808,564	$94,757,236
Cash		2,076
Cash denominated in currencies other than U.S. dollars (cost: $12,167)		12,167
Receivables for:
Sales of investments	111,320
Sales of fund’s shares	40,121
Dividends	45,242
Securities lending income	40
Other	78	196,801
		94,968,280
Liabilities:
Collateral for securities on loan		21,929
Payables for:
Purchases of investments	73,291
Repurchases of fund’s shares	36,386
Investment advisory services	23,361
Services provided by related parties	14,943
Trustees’ deferred compensation	3,537
Other	456	151,974
Net assets at August 31, 2025		$94,794,377
Net assets consist of:
Capital paid in on shares of beneficial interest		$46,193,197
Total distributable earnings (accumulated loss)		48,601,180
Net assets at August 31, 2025		$94,794,377
Refer to the notes to financial statements.

AMCAP Fund	6

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,060,470 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$42,664,540	932,055	$45.77
Class C	638,117	17,848	35.75
Class T	16	— *	46.12
Class F-1	868,571	19,240	45.14
Class F-2	10,488,164	225,373	46.54
Class F-3	6,148,366	132,803	46.30
Class 529-A	2,829,642	63,001	44.91
Class 529-C	52,905	1,472	35.94
Class 529-E	87,288	2,042	42.75
Class 529-T	28	1	46.03
Class 529-F-1	17	— *	45.65
Class 529-F-2	341,458	7,434	45.94
Class 529-F-3	18	— *	45.95
Class R-1	55,463	1,483	37.39
Class R-2	715,658	19,152	37.37
Class R-2E	99,610	2,259	44.09
Class R-3	1,012,215	23,505	43.06
Class R-4	741,652	16,426	45.15
Class R-5E	222,995	4,841	46.06
Class R-5	261,854	5,551	47.17
Class R-6	27,565,800	585,984	47.04
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	AMCAP Fund

Financial statements (continued)
Statement of operations for the six months ended August 31, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,956; also includes $64,481 from affiliates)	$348,155
Interest from unaffiliated issuers	682
Securities lending income (net of fees)	301	$349,138
Fees and expenses*:
Investment advisory services	130,182
Distribution services	61,523
Transfer agent services	25,374
Administrative services	13,343
529 plan services	835
Reports to shareholders	761
Registration statement and prospectus	382
Trustees’ compensation	378
Auditing and legal	136
Custodian	455
Other	94	233,463
Net investment income		115,675
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,347,396
Affiliated issuers	(271,400)
In-kind redemptions	156,752
Currency transactions	2,630	3,235,378
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	5,810,110
Affiliated issuers	463,959
Currency translations	67	6,274,136
Net realized gain (loss) and unrealized appreciation (depreciation)		9,509,514
Net increase (decrease) in net assets resulting from operations		$9,625,189
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

AMCAP Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended August 31,	Year ended February 28,
	2025*	2025

Operations:
Net investment income	$115,675	$296,635
Net realized gain (loss)	3,235,378	9,322,573
Net unrealized appreciation (depreciation)	6,274,136	1,216,263
Net increase (decrease) in net assets resulting from operations	9,625,189	10,835,471
Distributions paid to shareholders	(3,781,435)	(7,017,793)
Net capital share transactions	326,502	(524,518)
Total increase (decrease) in net assets	6,170,256	3,293,160
Net assets:
Beginning of period	88,624,121	85,330,961
End of period	$94,794,377	$88,624,121
*
Unaudited.
Refer to the notes to financial statements.

9	AMCAP Fund

Notes to financial statementsunaudited
1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

AMCAP Fund	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

11	AMCAP Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):

AMCAP Fund	12

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$29,051,230	$2,496,507	$7,731	$31,555,468
Consumer discretionary	14,123,518	532,043	—	14,655,561
Industrials	11,789,838	255,684	—	12,045,522
Communication services	10,031,060	—	—	10,031,060
Health care	9,660,799	270,036	—	9,930,835
Financials	8,049,919	200,341	—	8,250,260
Consumer staples	2,506,771	—	—	2,506,771
Materials	1,311,611	41,026	—	1,352,637
Real estate	935,747	—	—	935,747
Energy	395,655	—	—	395,655
Utilities	192,854	—	—	192,854
Preferred securities	—	—	78,814	78,814
Rights & warrants	—	—	— *	— *
Short-term securities	2,826,052	—	—	2,826,052
Total	$90,875,054	$3,795,637	$86,545	$94,757,236
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

13	AMCAP Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of August 31, 2025, the total value of securities on loan was $25,778,000, and the total value of collateral received was $26,311,000. Collateral received includes cash of $21,929,000 and U.S. government securities of $4,382,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

AMCAP Fund	14

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed long-term capital gains	$3,781,769
Post-October capital loss deferral*	(18,987)
*
This deferral is considered incurred in the subsequent year.
As of August 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$45,897,959
Gross unrealized depreciation on investments	(561,145)
Net unrealized appreciation (depreciation) on investments	45,336,814
Cost of investments	49,420,422

15	AMCAP Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended August 31, 2025			Year ended February 28, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$1,705,610	$1,705,610	$149,005	$3,026,731	$3,175,736
Class C	—	32,908	32,908	—	64,492	64,492
Class T	—	1	1	— †	1	1
Class F-1	—	35,633	35,633	2,770	65,809	68,579
Class F-2	—	406,808	406,808	51,669	708,409	760,078
Class F-3	—	241,397	241,397	35,937	422,926	458,863
Class 529-A	—	116,046	116,046	9,384	203,464	212,848
Class 529-C	—	2,730	2,730	—	5,306	5,306
Class 529-E	—	3,784	3,784	137	6,779	6,916
Class 529-T	—	1	1	— †	2	2
Class 529-F-1	—	1	1	— †	1	1
Class 529-F-2	—	13,407	13,407	1,658	22,418	24,076
Class 529-F-3	—	1	1	— †	1	1
Class R-1	—	2,690	2,690	—	4,906	4,906
Class R-2	—	34,833	34,833	—	61,835	61,835
Class R-2E	—	4,047	4,047	7	6,973	6,980
Class R-3	—	43,044	43,044	1,265	76,457	77,722
Class R-4	—	30,431	30,431	2,519	55,397	57,916
Class R-5E	—	8,632	8,632	1,013	14,444	15,457
Class R-5	—	10,271	10,271	1,483	19,360	20,843
Class R-6	—	1,089,160	1,089,160	156,099	1,839,136	1,995,235
Total	$—	$3,781,435	$3,781,435	$412,946	$6,604,847	$7,017,793
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.274% on such assets in excess of $89 billion. For the six months ended August 31, 2025, the investment advisory services fees were $130,182,000, which were equivalent to an annualized rate of 0.293% of average daily net assets.

AMCAP Fund	16

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended August 31, 2025, the 529 plan services fees were $835,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

17	AMCAP Fund

For the six months ended August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$47,683	$15,325	$6,010	Not applicable
Class C	3,081	238	93	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,016	535	124	Not applicable
Class F-2	Not applicable	5,580	1,451	Not applicable
Class F-3	Not applicable	19	857	Not applicable
Class 529-A	2,943	957	401	$715
Class 529-C	258	19	8	14
Class 529-E	207	17	12	22
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	81	47	84
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	263	23	8	Not applicable
Class R-2	2,526	1,149	101	Not applicable
Class R-2E	276	91	14	Not applicable
Class R-3	2,389	699	143	Not applicable
Class R-4	881	340	106	Not applicable
Class R-5E	Not applicable	151	31	Not applicable
Class R-5	Not applicable	65	38	Not applicable
Class R-6	Not applicable	85	3,899	Not applicable

Total class-specific expenses	$61,523	$25,374	$13,343	$835
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $378,000 in the fund’s statement of operations reflects $140,000 in current fees (either paid in cash or deferred) and a net increase of $238,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $355,137,000 and $494,967,000, respectively, which generated $185,479,000 of net realized gains from such sales.

AMCAP Fund	18

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2025
Class A	$711,124	16,915	$1,677,515	39,268	$(2,587,638)	(61,044)	$(198,999)	(4,861)
Class C	27,336	824	32,820	982	(107,212)	(3,221)	(47,056)	(1,415)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,995	145	35,301	838	(68,743)	(1,638)	(27,447)	(655)
Class F-2	825,910	19,149	394,376	9,085	(957,228)	(22,267)	263,058	5,967
Class F-3	401,706	9,397	239,305	5,542	(539,573)	(12,584)	101,438	2,355
Class 529-A	90,611	2,171	116,021	2,768	(215,771)	(5,097)	(9,139)	(158)
Class 529-C	5,178	155	2,730	81	(11,470)	(340)	(3,562)	(104)
Class 529-E	2,349	58	3,784	95	(7,409)	(182)	(1,276)	(29)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	25,658	596	13,405	313	(28,925)	(665)	10,138	244
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	2,852	83	2,689	76	(5,635)	(162)	(94)	(3)
Class R-2	49,663	1,433	34,807	996	(81,405)	(2,331)	3,065	98
Class R-2E	13,569	324	4,047	98	(14,435)	(347)	3,181	75
Class R-3	75,774	1,908	43,016	1,070	(121,529)	(3,029)	(2,739)	(51)
Class R-4	42,392	1,019	30,428	722	(90,448)	(2,153)	(17,628)	(412)
Class R-5E	22,200	521	8,631	201	(23,542)	(552)	7,289	170
Class R-5	10,306	238	10,260	233	(33,792)	(777)	(13,226)	(306)
Class R-6	1,104,745	26,075	1,083,006	24,687	(1,928,255)	(43,360)	259,496	7,402
Total net increase (decrease)	$3,417,368	81,011	$3,732,144	87,055	$(6,823,010)	(159,749)	$326,502	8,317
Refer to the end of the table(s) for footnote(s).

19	AMCAP Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended February 28, 2025
Class A	$1,626,692	37,739	$3,123,274	71,191	$(4,936,725)	(114,245)	$(186,759)	(5,315)
Class C	66,926	1,934	64,330	1,841	(243,488)	(7,033)	(112,232)	(3,258)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,619	369	67,950	1,569	(150,028)	(3,513)	(66,459)	(1,575)
Class F-2	1,626,031	37,207	736,079	16,533	(2,546,355)	(58,388)	(184,245)	(4,648)
Class F-3	843,945	19,372	455,386	10,283	(1,336,746)	(30,710)	(37,415)	(1,055)
Class 529-A	205,731	4,850	212,780	4,937	(403,532)	(9,521)	14,979	266
Class 529-C	11,631	334	5,306	151	(27,692)	(794)	(10,755)	(309)
Class 529-E	6,727	166	6,896	168	(17,530)	(426)	(3,907)	(92)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	52,859	1,221	24,057	547	(47,821)	(1,105)	29,095	663
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,456	124	4,905	135	(21,282)	(593)	(11,921)	(334)
Class R-2	107,197	2,974	61,810	1,697	(180,008)	(4,992)	(11,001)	(321)
Class R-2E	18,342	440	6,980	164	(21,829)	(526)	3,493	78
Class R-3	159,160	3,897	77,612	1,871	(258,124)	(6,326)	(21,352)	(558)
Class R-4	85,835	2,019	57,859	1,336	(193,355)	(4,540)	(49,661)	(1,185)
Class R-5E	53,293	1,234	15,455	351	(46,765)	(1,077)	21,983	508
Class R-5	36,641	820	20,831	462	(88,080)	(1,996)	(30,608)	(714)
Class R-6	1,587,009	36,441	1,984,095	44,132	(3,438,861)	(77,836)	132,243	2,737
Total net increase (decrease)	$6,508,094	151,141	$6,925,609	157,368	$(13,958,221)	(323,621)	$(524,518)	(15,112)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,980,952,000 and $14,396,938,000, respectively, during the six months ended August 31, 2025.
11. Subsequent events

On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025[5,6]	$43.01	$.03	$4.60	$4.63	$—	$(1.87)	$(1.87)	$45.77	11.07%[7]	$42,664	.64%[8]	.64%[8]	.14%[8]
2/28/2025	41.15	.09	5.27	5.36	(.17 )	(3.33)	(3.50)	43.01	12.97	40,301.65		.65	.22
2/29/2024	31.97	.13	10.30	10.43	(.22 )	(1.03)	(1.25)	41.15	33.03	38,775.67		.67	.37
2/28/2023	39.42	.10	(5.28)	(5.18)	—	(2.27)	(2.27)	31.97	(12.71)	31,169.67		.67	.32
2/28/2022	40.16	.02	1.94	1.96	—	(2.70)	(2.70)	39.42	4.42	38,536.65		.65	.05
2/28/2021	31.47	.09	10.12	10.21	(.08 )	(1.44)	(1.52)	40.16	32.98	38,472.67		.67	.26
Class C:
8/31/2025[5,6]	34.12	(.10 )	3.60	3.50	—	(1.87)	(1.87)	35.75	10.63 [7]	638	1.40 [8]	1.40 [8]	(.61 )[8]
2/28/2025	33.38	(.18 )	4.25	4.07	—	(3.33)	(3.33)	34.12	12.14	657	1.40	1.40	(.53 )
2/29/2024	26.13	(.11 )	8.39	8.28	—	(1.03)	(1.03)	33.38	32.07	752	1.42	1.42	(.38 )
2/28/2023	32.96	(.12 )	(4.44)	(4.56)	—	(2.27)	(2.27)	26.13	(13.36)	728	1.42	1.42	(.44 )
2/28/2022	34.23	(.26 )	1.69	1.43	—	(2.70)	(2.70)	32.96	3.61	1,085	1.40	1.40	(.70 )
2/28/2021	27.15	(.14 )	8.66	8.52	—	(1.44)	(1.44)	34.23	31.99	1,252	1.41	1.41	(.47 )
Class T:
8/31/2025[5,6]	43.27	.08	4.64	4.72	—	(1.87)	(1.87)	46.12	11.21 [7,9]	— [10]	.40 [8,9]	.40 [8,9]	.38 [8,9]
2/28/2025	41.36	.20	5.30	5.50	(.26 )	(3.33)	(3.59)	43.27	13.25 [9]	— [10]	.40 [9]	.40 [9]	.47 [9]
2/29/2024	32.18	.23	10.37	10.60	(.39 )	(1.03)	(1.42)	41.36	33.44 [9]	— [10]	.40 [9]	.40 [9]	.65 [9]
2/28/2023	39.57	.19	(5.31)	(5.12)	—	(2.27)	(2.27)	32.18	(12.50)[9]	— [10]	.41 [9]	.41 [9]	.58 [9]
2/28/2022	40.22	.12	1.93	2.05	—	(2.70)	(2.70)	39.57	4.65 [9]	— [10]	.42 [9]	.42 [9]	.28 [9]
2/28/2021	31.50	.18	10.13	10.31	(.15 )	(1.44)	(1.59)	40.22	33.30 [9]	— [10]	.42 [9]	.42 [9]	.50 [9]
Class F-1:
8/31/2025[5,6]	42.46	.02	4.53	4.55	—	(1.87)	(1.87)	45.14	11.03 [7]	869	.70 [8]	.70 [8]	.08 [8]
2/28/2025	40.66	.07	5.20	5.27	(.14 )	(3.33)	(3.47)	42.46	12.93	845.70		.70	.17
2/29/2024	31.58	.12	10.17	10.29	(.18 )	(1.03)	(1.21)	40.66	32.99	873.71		.71	.33
2/28/2023	38.99	.09	(5.23)	(5.14)	—	(2.27)	(2.27)	31.58	(12.74)	765.71		.71	.28
2/28/2022	39.78	— [11]	1.91	1.91	—	(2.70)	(2.70)	38.99	4.34	1,017.70		.70	(.01 )
2/28/2021	31.18	.08	10.02	10.10	(.06 )	(1.44)	(1.50)	39.78	32.95	1,318.71		.71	.23
Class F-2:
8/31/2025[5,6]	43.66	.07	4.68	4.75	—	(1.87)	(1.87)	46.54	11.18 [7]	10,488	.44 [8]	.44 [8]	.34 [8]
2/28/2025	41.70	.19	5.34	5.53	(.24 )	(3.33)	(3.57)	43.66	13.23	9,579.44		.44	.43
2/29/2024	32.43	.22	10.44	10.66	(.36 )	(1.03)	(1.39)	41.70	33.35	9,344.44		.44	.60
2/28/2023	39.86	.18	(5.34)	(5.16)	—	(2.27)	(2.27)	32.43	(12.51)	7,613.44		.44	.54
2/28/2022	40.51	.11	1.94	2.05	—	(2.70)	(2.70)	39.86	4.61	9,685.44		.44	.26
2/28/2021	31.71	.17	10.21	10.38	(.14 )	(1.44)	(1.58)	40.51	33.31	9,686.44		.44	.48
Class F-3:
8/31/2025[5,6]	43.42	.10	4.65	4.75	—	(1.87)	(1.87)	46.30	11.25 [7]	6,148	.33 [8]	.33 [8]	.46 [8]
2/28/2025	41.48	.23	5.32	5.55	(.28 )	(3.33)	(3.61)	43.42	13.35	5,664.33		.33	.54
2/29/2024	32.29	.26	10.39	10.65	(.43 )	(1.03)	(1.46)	41.48	33.51	5,455.33		.33	.71
2/28/2023	39.66	.22	(5.32)	(5.10)	—	(2.27)	(2.27)	32.29	(12.42)	4,489.33		.33	.66
2/28/2022	40.27	.16	1.93	2.09	—	(2.70)	(2.70)	39.66	4.74	5,290.33		.33	.37
2/28/2021	31.53	.21	10.14	10.35	(.17 )	(1.44)	(1.61)	40.27	33.41	5,054.34		.34	.59
Class 529-A:
8/31/2025[5,6]	42.25	.02	4.51	4.53	—	(1.87)	(1.87)	44.91	11.03 [7]	2,830	.67 [8]	.67 [8]	.11 [8]
2/28/2025	40.48	.08	5.17	5.25	(.15 )	(3.33)	(3.48)	42.25	12.94	2,668.68		.68	.19
2/29/2024	31.45	.12	10.14	10.26	(.20 )	(1.03)	(1.23)	40.48	33.03	2,546.71		.71	.34
2/28/2023	38.84	.09	(5.21)	(5.12)	—	(2.27)	(2.27)	31.45	(12.75)	2,064.71		.71	.28
2/28/2022	39.63	.01	1.90	1.91	—	(2.70)	(2.70)	38.84	4.36	2,503.68		.68	.02
2/28/2021	31.08	.08	9.98	10.06	(.07 )	(1.44)	(1.51)	39.63	32.93	2,496.71		.71	.22
Refer to the end of the table(s) for footnote(s).

21	AMCAP Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025[5,6]	$34.29	$(.11 )	$3.63	$3.52	$—	$(1.87)	$(1.87)	$35.94	10.64%[7]	$53	1.45%[8]	1.45%[8]	(.67 )%[8]
2/28/2025	33.55	(.20 )	4.27	4.07	—	(3.33)	(3.33)	34.29	12.07	54	1.44	1.44	(.57 )
2/29/2024	26.27	(.13 )	8.44	8.31	—	(1.03)	(1.03)	33.55	32.01	63	1.48	1.48	(.43 )
2/28/2023	33.15	(.13 )	(4.48)	(4.61)	—	(2.27)	(2.27)	26.27	(13.44)	62	1.48	1.48	(.50 )
2/28/2022	34.43	(.28 )	1.70	1.42	—	(2.70)	(2.70)	33.15	3.56	90	1.45	1.45	(.75 )
2/28/2021	27.31	(.14 )	8.70	8.56	—	(1.44)	(1.44)	34.43	31.96	113	1.45	1.45	(.48 )
Class 529-E:
8/31/2025[5,6]	40.35	(.03 )	4.30	4.27	—	(1.87)	(1.87)	42.75	10.90 [7]	87	.92 [8]	.92 [8]	(.14 )[8]
2/28/2025	38.81	(.02 )	4.96	4.94	(.07 )	(3.33)	(3.40)	40.35	12.69	83.92		.92	(.04 )
2/29/2024	30.16	.04	9.71	9.75	(.07 )	(1.03)	(1.10)	38.81	32.68	84.94		.94	.11
2/28/2023	37.44	.02	(5.03)	(5.01)	—	(2.27)	(2.27)	30.16	(12.94)	70.93		.93	.05
2/28/2022	38.37	(.09 )	1.86	1.77	—	(2.70)	(2.70)	37.44	4.12	86.92		.92	(.22 )
2/28/2021	30.14	— [11]	9.67	9.67	— [11]	(1.44)	(1.44)	38.37	32.66	91.93		.93	.01
Class 529-T:
8/31/2025[5,6]	43.21	.07	4.62	4.69	—	(1.87)	(1.87)	46.03	11.16 [7,9]	— [10]	.45 [8,9]	.45 [8,9]	.33 [8,9]
2/28/2025	41.31	.18	5.29	5.47	(.24 )	(3.33)	(3.57)	43.21	13.19 [9]	— [10]	.46 [9]	.46 [9]	.41 [9]
2/29/2024	32.14	.21	10.34	10.55	(.35 )	(1.03)	(1.38)	41.31	33.31 [9]	— [10]	.47 [9]	.47 [9]	.58 [9]
2/28/2023	39.53	.17	(5.29)	(5.12)	—	(2.27)	(2.27)	32.14	(12.51)[9]	— [10]	.46 [9]	.46 [9]	.53 [9]
2/28/2022	40.21	.10	1.92	2.02	—	(2.70)	(2.70)	39.53	4.60 [9]	— [10]	.47 [9]	.47 [9]	.23 [9]
2/28/2021	31.49	.16	10.13	10.29	(.13 )	(1.44)	(1.57)	40.21	33.22 [9]	— [10]	.48 [9]	.48 [9]	.44 [9]
Class 529-F-1:
8/31/2025[5,6]	42.87	.06	4.59	4.65	—	(1.87)	(1.87)	45.65	11.13 [7,9]	— [10]	.50 [8,9]	.50 [8,9]	.28 [8,9]
2/28/2025	41.02	.15	5.25	5.40	(.22 )	(3.33)	(3.55)	42.87	13.15 [9]	— [10]	.51 [9]	.51 [9]	.36 [9]
2/29/2024	31.90	.18	10.28	10.46	(.31 )	(1.03)	(1.34)	41.02	33.25 [9]	— [10]	.53 [9]	.53 [9]	.51 [9]
2/28/2023	39.29	.15	(5.27)	(5.12)	—	(2.27)	(2.27)	31.90	(12.59)[9]	— [10]	.53 [9]	.53 [9]	.46 [9]
2/28/2022	39.99	.08	1.92	2.00	—	(2.70)	(2.70)	39.29	4.55 [9]	— [10]	.51 [9]	.51 [9]	.18 [9]
2/28/2021	31.37	.16	10.07	10.23	(.17 )	(1.44)	(1.61)	39.99	33.19 [9]	— [10]	.48 [9]	.48 [9]	.49 [9]
Class 529-F-2:
8/31/2025[5,6]	43.12	.08	4.61	4.69	—	(1.87)	(1.87)	45.94	11.18 [7]	341	.43 [8]	.43 [8]	.35 [8]
2/28/2025	41.22	.19	5.29	5.48	(.25 )	(3.33)	(3.58)	43.12	13.25	310.44		.44	.43
2/29/2024	32.08	.22	10.32	10.54	(.37 )	(1.03)	(1.40)	41.22	33.35	269.44		.44	.61
2/28/2023	39.46	.18	(5.29)	(5.11)	—	(2.27)	(2.27)	32.08	(12.51)	197.43		.43	.56
2/28/2022	40.13	.11	1.92	2.03	—	(2.70)	(2.70)	39.46	4.61	217.45		.45	.25
2/28/2021[5,12]	34.86	.05	6.21	6.26	(.13 )	(.86 )	(.99 )	40.13	18.10 [7]	199	.15 [7]	.15 [7]	.13 [7]
Class 529-F-3:
8/31/2025[5,6]	43.12	.09	4.61	4.70	—	(1.87)	(1.87)	45.95	11.20 [7]	— [10]	.38 [8]	.38 [8]	.40 [8]
2/28/2025	41.22	.21	5.29	5.50	(.27 )	(3.33)	(3.60)	43.12	13.30	— [10]	.38	.38	.49
2/29/2024	32.08	.23	10.33	10.56	(.39 )	(1.03)	(1.42)	41.22	33.43	— [10]	.39	.39	.65
2/28/2023	39.45	.19	(5.29)	(5.10)	—	(2.27)	(2.27)	32.08	(12.48)	— [10]	.40	.40	.59
2/28/2022	40.09	.13	1.93	2.06	—	(2.70)	(2.70)	39.45	4.69	— [10]	.38	.38	.31
2/28/2021[5,12]	34.86	.06	6.21	6.27	(.18 )	(.86 )	(1.04)	40.09	18.11 [7]	— [10]	.18 [7]	.13 [7]	.15 [7]
Class R-1:
8/31/2025[5,6]	35.60	(.11 )	3.77	3.66	—	(1.87)	(1.87)	37.39	10.64 [7]	55	1.42 [8]	1.42 [8]	(.63 )[8]
2/28/2025	34.71	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.60	12.10	53	1.42	1.42	(.54 )
2/29/2024	27.14	(.11 )	8.71	8.60	—	(1.03)	(1.03)	34.71	32.06	63	1.42	1.42	(.38 )
2/28/2023	34.13	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.14	(13.37)	55	1.42	1.42	(.44 )
2/28/2022	35.36	(.27 )	1.74	1.47	—	(2.70)	(2.70)	34.13	3.61	67	1.42	1.42	(.72 )
2/28/2021	28.01	(.16 )	8.95	8.79	—	(1.44)	(1.44)	35.36	31.98	73	1.44	1.44	(.50 )
Refer to the end of the table(s) for footnote(s).

AMCAP Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025[5,6]	$35.58	$(.11 )	$3.77	$3.66	$—	$(1.87)	$(1.87)	$37.37	10.65%[7]	$716	1.42%[8]	1.42%[8]	(.63 )%[8]
2/28/2025	34.69	(.20 )	4.42	4.22	—	(3.33)	(3.33)	35.58	12.11	678	1.42	1.42	(.55 )
2/29/2024	27.13	(.11 )	8.70	8.59	—	(1.03)	(1.03)	34.69	32.03	672	1.42	1.42	(.38 )
2/28/2023	34.12	(.12 )	(4.60)	(4.72)	—	(2.27)	(2.27)	27.13	(13.37)	549	1.43	1.43	(.45 )
2/28/2022	35.35	(.28 )	1.75	1.47	—	(2.70)	(2.70)	34.12	3.62	661	1.43	1.43	(.73 )
2/28/2021	28.01	(.16 )	8.94	8.78	—	(1.44)	(1.44)	35.35	31.94	725	1.43	1.43	(.50 )
Class R-2E:
8/31/2025[5,6]	41.60	(.07 )	4.43	4.36	—	(1.87)	(1.87)	44.09	10.79 [7]	100	1.13 [8]	1.13 [8]	(.34 )[8]
2/28/2025	39.95	(.11 )	5.09	4.98	— [11]	(3.33)	(3.33)	41.60	12.43	91	1.13	1.13	(.27 )
2/29/2024	31.02	(.03 )	9.99	9.96	— [11]	(1.03)	(1.03)	39.95	32.44	84	1.13	1.13	(.09 )
2/28/2023	38.50	(.05 )	(5.16)	(5.21)	—	(2.27)	(2.27)	31.02	(13.11)	61	1.14	1.14	(.15 )
2/28/2022	39.47	(.18 )	1.91	1.73	—	(2.70)	(2.70)	38.50	3.90	75	1.13	1.13	(.43 )
2/28/2021	31.04	(.07 )	9.94	9.87	—	(1.44)	(1.44)	39.47	32.34	76	1.14	1.14	(.21 )
Class R-3:
8/31/2025[5,6]	40.64	(.04 )	4.33	4.29	—	(1.87)	(1.87)	43.06	10.88 [7]	1,012	.97 [8]	.97 [8]	(.19 )[8]
2/28/2025	39.08	(.04 )	4.99	4.95	(.06 )	(3.33)	(3.39)	40.64	12.62	957.98		.98	(.11 )
2/29/2024	30.35	.02	9.78	9.80	(.04 )	(1.03)	(1.07)	39.08	32.64	942.98		.98	.07
2/28/2023	37.68	— [11]	(5.06)	(5.06)	—	(2.27)	(2.27)	30.35	(12.99)	767.98		.98	— [13]
2/28/2022	38.62	(.12 )	1.88	1.76	—	(2.70)	(2.70)	37.68	4.07	960.98		.98	(.28 )
2/28/2021	30.35	(.02 )	9.73	9.71	—	(1.44)	(1.44)	38.62	32.55	1,104.99		.99	(.05 )
Class R-4:
8/31/2025[5,6]	42.46	.02	4.54	4.56	—	(1.87)	(1.87)	45.15	11.05 [7]	742	.67 [8]	.67 [8]	.11 [8]
2/28/2025	40.66	.08	5.20	5.28	(.15 )	(3.33)	(3.48)	42.46	12.95	715.68		.68	.20
2/29/2024	31.59	.13	10.18	10.31	(.21 )	(1.03)	(1.24)	40.66	33.04	733.68		.68	.36
2/28/2023	38.99	.10	(5.23)	(5.13)	—	(2.27)	(2.27)	31.59	(12.72)	612.68		.68	.30
2/28/2022	39.77	.01	1.91	1.92	—	(2.70)	(2.70)	38.99	4.37	803.68		.68	.02
2/28/2021	31.17	.09	10.01	10.10	(.06 )	(1.44)	(1.50)	39.77	32.97	907.68		.68	.25
Class R-5E:
8/31/2025[5,6]	43.24	.07	4.62	4.69	—	(1.87)	(1.87)	46.06	11.15 [7]	223	.47 [8]	.47 [8]	.31 [8]
2/28/2025	41.34	.17	5.29	5.46	(.23 )	(3.33)	(3.56)	43.24	13.17	202.48		.48	.39
2/29/2024	32.15	.20	10.35	10.55	(.33 )	(1.03)	(1.36)	41.34	33.31	172.48		.48	.55
2/28/2023	39.56	.17	(5.31)	(5.14)	—	(2.27)	(2.27)	32.15	(12.55)	153.48		.48	.51
2/28/2022	40.23	.10	1.93	2.03	—	(2.70)	(2.70)	39.56	4.60	154.48		.48	.22
2/28/2021	31.52	.15	10.14	10.29	(.14 )	(1.44)	(1.58)	40.23	33.21	139.48		.48	.44
Class R-5:
8/31/2025[5,6]	44.21	.09	4.74	4.83	—	(1.87)	(1.87)	47.17	11.20 [7]	262	.38 [8]	.38 [8]	.41 [8]
2/28/2025	42.19	.22	5.39	5.61	(.26 )	(3.33)	(3.59)	44.21	13.29	259.38		.38	.50
2/29/2024	32.80	.24	10.57	10.81	(.39 )	(1.03)	(1.42)	42.19	33.47	277.38		.38	.66
2/28/2023	40.27	.20	(5.40)	(5.20)	—	(2.27)	(2.27)	32.80	(12.48)	249.38		.38	.60
2/28/2022	40.87	.14	1.96	2.10	—	(2.70)	(2.70)	40.27	4.70	344.38		.38	.32
2/28/2021	31.98	.20	10.29	10.49	(.16 )	(1.44)	(1.60)	40.87	33.36	571.38		.38	.55
Class R-6:
8/31/2025[5,6]	44.09	.10	4.72	4.82	—	(1.87)	(1.87)	47.04	11.24 [7]	27,566	.33 [8]	.33 [8]	.46 [8]
2/28/2025	42.07	.24	5.39	5.63	(.28 )	(3.33)	(3.61)	44.09	13.36	25,508.33		.33	.54
2/29/2024	32.73	.26	10.54	10.80	(.43 )	(1.03)	(1.46)	42.07	33.52	24,227.33		.33	.71
2/28/2023	40.17	.22	(5.39)	(5.17)	—	(2.27)	(2.27)	32.73	(12.43)	19,078.33		.33	.66
2/28/2022	40.76	.16	1.95	2.11	—	(2.70)	(2.70)	40.17	4.74	19,945.33		.33	.37
2/28/2021	31.89	.21	10.28	10.49	(.18 )	(1.44)	(1.62)	40.76	33.45	18,504.33		.33	.60
Refer to the end of the table(s) for footnote(s).

23	AMCAP Fund

Financial highlights (continued)

	Six months ended August 31, 2025[5,6,7]	Year ended February 28 or 29,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[14]	13%	36%	27%	31%	28%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Amount less than .01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

AMCAP Fund	24

Changes in and disagreements with accountants

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended February 29, 2024 and February 28, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR under Item 19.
During the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

25	AMCAP Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On September 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

D&T's reports on the fund's financial statements as of and for the fiscal years ended February 29, 2024 and February 28, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR under Item 19.

During the fund's fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: October 31, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: October 31, 2025